Pay vs Performance Disclosure	12 Months Ended
	Jul. 31, 2025 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares	Jul. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (4) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (millions) ($)	Diluted Earnings Per Share-Incentive (5) ($)
2025	8,297,471	6,430,325	1,990,816	1,431,103	161	184	367	3.68
2024	7,841,468	11,204,799	2,059,341	2,682,609	165	178	414	3.42
2023	7,181,607	10,273,145	1,815,331	2,264,810	136	155	359	3.07
2022	7,043,946	5,169,566	1,828,256	1,465,182	116	124	333	2.70
2021	6,878,950	13,593,477	1,774,558	3,098,144	139	144	287	2.31

Company Selected Measure Name	Company Diluted EPS
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Carpenter, our Chairman, President and Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
The non-CEO NEOs included in average compensation are named below by fiscal year.

2025	2024	2023	2022	2021
Bradley J. Pogalz	Scott J. Robinson	Scott J. Robinson	Scott J. Robinson	Scott J. Robinson
Richard B. Lewis	Richard B. Lewis	Thomas R. Scalf	Thomas R. Scalf	Thomas R. Scalf
Thomas R. Scalf	Thomas R. Scalf	Richard B. Lewis	Jeffrey E. Spethmann	Jeffrey E. Spethmann
Amy C. Becker	Amy C. Becker	Amy C. Becker	Richard B. Lewis	Amy C. Becker
Scott J. Robinson		Wim Vermeersch

PEO Total Compensation Amount	$ 8,297,471	$ 7,841,468	$ 7,181,607	$ 7,043,946	$ 6,878,950
PEO Actually Paid Compensation Amount	$ 6,430,325	11,204,799	10,273,145	5,169,566	13,593,477
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Carpenter as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to Mr. Carpenter during the applicable year, but rather is a value calculated under applicable SEC rules. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Carpenter’s total compensation for each year to determine the Compensation Actually Paid. For purposes of awards that provide for continued vesting upon Mr. Carpenter’s retirement, the awards are not treated as vested until the award's scheduled vesting dates.

Adjustments to Determine Compensation Actually Paid for CEO	2025 ($)
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,853,630)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	(2,849,945)
Increase for Fair Value at end of Current Fiscal Year of Equity Awards Granted During Current Fiscal Year that Remain Unvested as of Fiscal Year End	5,349,641
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Current Fiscal Year End of Equity Awards Granted Prior to Current Fiscal Year that Were Unvested as of Fiscal Year End	(893,045)
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted Prior to Current Fiscal Year that Vested During Current Fiscal Year	(541,725)
Deduction for Change in the Actuarial Present Values*	(78,442)
Total	(1,867,146)
* The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Non-PEO NEO Average Total Compensation Amount	$ 1,990,816	2,059,341	1,815,331	1,828,256	1,774,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,431,103	2,682,609	2,264,810	1,465,182	3,098,144
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Carpenter) for each year to determine the average Compensation Actually Paid, using the same methodology described above in footnote 2. For purposes of awards that provide for continued vesting upon a non-CEO NEO’s retirement, the awards are not treated as vested until the award's scheduled vesting date.

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025 ($)
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(497,731)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	(498,178)
Deduction for Fair Value of Stock Awards Granted in Fiscal Prior Years that Failed to Vest	(132,663)
Increase for Fair Value at end of Current Fiscal Year of Equity Awards Granted During Current Fiscal Year that Remain Unvested as of Fiscal Year End	805,120
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Current Fiscal Year End of Equity Awards Granted Prior to Current Fiscal Year that Were Unvested as of Fiscal Year End	(137,943)
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted Prior to Current Fiscal Year that Vested During Current Fiscal Year	(82,957)
Deduction for Change in the Actuarial Present Values*	(15,361)
Total	(559,713)
* The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Compensation Actually Paid vs. Total Shareholder Return
The following chart provides a graphical representation of the Company's five-year cumulative TSR versus our industry peer group, the S&P Industrial Machinery Index, and of CAP to our CEO and other NEOs versus the Company's five-year cumulative TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
The following charts provide a graphical representation of the relationships between CAP and the Company's selected measure, Company Diluted EPS - Incentive, and between net income and CAP. Net income is not a performance metric we use when setting executive compensation but is included in these disclosures, as required.

Total Shareholder Return Vs Peer Group
The following chart provides a graphical representation of the Company's five-year cumulative TSR versus our industry peer group, the S&P Industrial Machinery Index, and of CAP to our CEO and other NEOs versus the Company's five-year cumulative TSR.

Tabular List, Table

Diluted Earnings Per Share - Incentive
Net Sales
Return on Investment
Net Operating Profit

Total Shareholder Return Amount	$ 161	165	136	116	139
Peer Group Total Shareholder Return Amount	184	178	155	124	144
Net Income (Loss)	$ 367,000,000	$ 414,000,000	$ 359,000,000	$ 333,000,000	$ 287,000,000
Company Selected Measure Amount | $ / shares	3.68	3.42	3.07	2.70	2.31
PEO Name	Mr. Carpenter
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share - Incentive
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Investment
Measure:: 4
Pay vs Performance Disclosure
Name	Net Operating Profit
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,867,146)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,349,641
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(893,045)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(541,725)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,442)
PEO | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,853,630)
PEO | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,849,945)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(559,713)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	805,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,943)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,957)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,663)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,361)
Non-PEO NEO | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,731)
Non-PEO NEO | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (498,178)